Stockholders' Equity - Summary of Input Variables (Details)		1 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
STOCK HOLDERS EQUITY Details [Line Items]
Risk-free interest rate		0.37%
Expected life in years		3 years
Expected volatility		60.00%
Expected dividend yield	[1]	0.00%
Derivative Warrant Liability [Member]
STOCK HOLDERS EQUITY Details [Line Items]
Risk-free interest rate			0.80%		0.36%
Expected life in years			4 years 2 months 15 days		5 years
Expected volatility			35.00%		30.00%
Expected dividend yield			0.00%		0.00%
Performance Shares [Member]
STOCK HOLDERS EQUITY Details [Line Items]
Risk-free interest rate		0.18%	0.56%	0.18%
Expected life in years		3 years	3 years 5 months 19 days	3 years
Expected volatility		65.90%	64.30%	65.90%
Expected dividend yield	[1]	0.00%	0.00%	0.00%

[1]	The Monte Carlo method assumes a reinvestment of dividends.